1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 91 .4%
Beverages — 1 .9%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 238,100
3,000 Danone SA ...................... 142,803
40,000 ITO EN Ltd. ..................... 1,619,568
7,000 Morinaga Milk Industry Co. Ltd. ....... 205,797
5,000 PepsiCo Inc. ..................... 816,300
30,000 Suntory Beverage & Food Ltd. ........ 1,063,359
424,000 Vitasoy International Holdings Ltd. † .... 527,728
4,613,655
Biotechnology — 4 .0%
1,000 10X Genomics Inc. , Cl. A † ........... 28,480
833 2seventy bio Inc. † ................. 12,120
40,000 Aurinia Pharmaceuticals Inc. † ........ 300,800
300 Berkeley Lights Inc. † ............... 858
7,000 Bio-Rad Laboratories Inc. , Cl. A † ...... 2,919,980
2,500 Bluebird Bio Inc. † ................. 15,825
35,000 Catalent Inc. † .................... 2,532,600
8,300 Charles River Laboratories International
Inc. † ........................ 1,633,440
32,500 Clovis Oncology Inc. † .............. 38,675
1,500 Galapagos NV , ADR † ............... 63,960
3,000 Gritstone bio Inc. † ................ 7,710
1,500 Guardant Health Inc. † .............. 80,745
3,000 Idorsia Ltd. † ..................... 39,100
3,600 Illumina Inc. † .................... 686,844
700 Incyte Corp. † .................... 46,648
500 Intellia Therapeutics Inc. † ........... 27,980
10,000 Invitae Corp. † .................... 24,600
300 Natera Inc. † ..................... 13,146
20,000 Personalis Inc. † .................. 59,400
1,200 Regeneron Pharmaceuticals Inc. † ...... 826,644
3,037 Vericel Corp. † .................... 70,459
1,600 Waters Corp. † ................... 431,248
9,861,262
Electronics — 1 .7%
400 Azenta Inc. ...................... 17,144
8,150 Thermo Fisher Scientific Inc. ......... 4,133,598
4,150,742
Financial Services — 0 .2%
50,000 Post Holdings Partnering Corp. † ....... 496,750
Food — 17 .9%
12,000 Calavo Growers Inc. ............... 381,000
5,000 Campbell Soup Co. ................ 235,600
3,000 Chr. Hansen Holding A/S ............ 148,211
45,000 Conagra Brands Inc. ............... 1,468,350
62,500 Flowers Foods Inc. ................ 1,543,125
45,000 General Mills Inc. ................. 3,447,450
32,500 Kellogg Co. ..................... 2,263,950
Shares
Market
Value
35,000 Kerry Group plc , Cl. A .............. $ 3,120,773
83,500 Kikkoman Corp. .................. 4,730,878
10,000 Lamb Weston Holdings Inc. .......... 773,800
10,000 Maple Leaf Foods Inc. .............. 149,419
15,000 MEIJI Holdings Co. Ltd. ............. 666,413
60,000 Mondelēz International Inc. , Cl. A ...... 3,289,800
66,000 Nestlé SA ....................... 7,162,542
30,000 Nomad Foods Ltd. † ................ 426,000
45,000 Post Holdings Inc. † ................ 3,685,950
7,000 Sovos Brands Inc. † ................ 99,680
52,000 The Hain Celestial Group Inc. † ........ 877,760
18,000 The J.M. Smucker Co. .............. 2,473,380
5,000 The Kraft Heinz Co. ................ 166,750
120,000 Tingyi (Cayman Islands) Holding Corp. .. 206,990
65,000 Unilever plc , ADR ................. 2,849,600
64,000 Yakult Honsha Co. Ltd. ............. 3,718,925
43,886,346
Food and Staples Retailing — 7 .9%
4,000 BARK Inc. † ..................... 7,280
140,000 BellRing Brands Inc. † .............. 2,885,400
101,000 CVS Health Corp. ................. 9,632,370
30,000 Ingles Markets Inc. , Cl. A ............ 2,376,300
1,500 Petco Health & Wellness Co. Inc. † ..... 16,740
13,000 Pets at Home Group plc ............. 38,320
20,000 Sprouts Farmers Market Inc. † ........ 555,000
80,000 The Kroger Co. ................... 3,500,000
6,000 United Natural Foods Inc. † ........... 206,220
4,400 Walgreens Boots Alliance Inc. ........ 138,160
19,355,790
Health Care Equipment and Supplies — 14 .5%
500 Agilent Technologies Inc. ............ 60,775
21,661 Axogen Inc. † .................... 258,199
35,000 Bausch + Lomb Corp. † ............. 536,900
55,000 Baxter International Inc. ............. 2,962,300
2,200 Becton, Dickinson and Co. ........... 490,226
28,000 Boston Scientific Corp. † ............ 1,084,440
96,298 Conformis Inc. † .................. 18,412
18,800 Cutera Inc. † ..................... 857,280
65,000 DENTSPLY SIRONA Inc. ............ 1,842,750
20,000 Eargo Inc. † ..................... 21,000
19,325 Electromed Inc. † .................. 198,081
40 Embecta Corp. ................... 1,152
1,800 Exact Sciences Corp. † .............. 58,482
10,000 Gerresheimer AG ................. 492,965
16,000 Globus Medical Inc. , Cl. A † .......... 953,120
1,000 Haemonetics Corp. † ............... 74,030
10,000 Halozyme Therapeutics Inc. † ......... 395,400
45,000 Henry Schein Inc. † ................ 2,959,650
800 Hologic Inc. † .................... 51,616
12,500 ICU Medical Inc. † ................. 1,882,500
182,000 InfuSystem Holdings Inc. † ........... 1,272,180

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Equipment and Supplies (Continued)
40,000 Integer Holdings Corp. † ............. $ 2,489,200
200 Intuitive Surgical Inc. † .............. 37,488
600 iRhythm Technologies Inc. † .......... 75,168
25,000 Medtronic plc .................... 2,018,750
15,000 Merit Medical Systems Inc. † ......... 847,650
1,000 Neogen Corp. † ................... 13,970
71,174 Neuronetics Inc. † ................. 226,333
13,751 NuVasive Inc. † ................... 602,431
10,000 OraSure Technologies Inc. † .......... 37,900
5,200 Organogenesis Holdings Inc. † ........ 16,848
16,000 Patterson Cos. Inc. ................ 384,320
500 PerkinElmer Inc. .................. 60,165
17,100 QuidelOrtho Corp. † ................ 1,222,308
35,000 Semler Scientific Inc. † .............. 1,314,250
5,000 Silk Road Medical Inc. † ............. 225,000
50,258 SmileDirectClub Inc. † .............. 45,504
3,000 Smith & Nephew plc , ADR ........... 69,660
10,618 Standard BioTools Inc. † ............. 11,680
25,000 Stericycle Inc. † ................... 1,052,750
11,000 Stryker Corp. .................... 2,227,940
17,000 SurModics Inc. † .................. 516,800
5,000 Tactile Systems Technology Inc. † ...... 38,950
8,000 The Cooper Companies Inc. .......... 2,111,200
3,000 Vapotherm Inc. † .................. 4,710
34,700 Zimmer Biomet Holdings Inc. ......... 3,627,885
35,750,318
Health Care Providers and Services — 22 .5%
40,000 AmerisourceBergen Corp. ........... 5,413,200
161,200 Avantor Inc. † .................... 3,159,520
194,900 CareCloud Inc. † .................. 814,682
10,000 Chemed Corp. ................... 4,365,600
40,500 DaVita Inc. † ..................... 3,352,185
19,084 DLH Holdings Corp. † .............. 234,161
40,000 ElectroCore Inc. † ................. 16,240
10,200 Elevance Health Inc. ............... 4,633,248
157,500 Evolent Health Inc. , Cl. A † ........... 5,658,975
4,000 Glaukos Corp. † ................... 212,960
11,000 GoodRx Holdings Inc. , Cl. A † ......... 51,370
39,900 HCA Healthcare Inc. ............... 7,333,221
500 IQVIA Holdings Inc. † ............... 90,570
16,385 Laboratory Corp. of America Holdings ... 3,355,812
12,162 McKesson Corp. .................. 4,133,499
600 Medpace Holdings Inc. † ............ 94,302
169,000 Option Care Health Inc. † ............ 5,318,430
40,837 Orthofix Medical Inc. † .............. 780,395
65,000 PetIQ Inc. † ...................... 448,500
500 Quest Diagnostics Inc. .............. 61,345
5,000 Sema4 Holdings Corp. † ............. 4,387
3,800 Teladoc Health Inc. † ............... 96,330
Shares
Market
Value
96,000 Tenet Healthcare Corp. † ............. $ 4,951,680
1,200 UnitedHealth Group Inc. ............ 606,048
55,186,660
Healthcare Equipment and Supplies — 0.0%
1,000 Tandem Diabetes Care Inc. † .......... 47,850
Household and Personal Products — 2 .9%
25,000 Church & Dwight Co. Inc. ........... 1,786,000
25,000 Colgate-Palmolive Co. .............. 1,756,250
57,500 Edgewell Personal Care Co. .......... 2,150,500
12,000 The Procter & Gamble Co. ........... 1,515,000
7,207,750
Pharmaceuticals — 17 .3%
20,400 Abbott Laboratories ............... 1,973,904
42,900 AbbVie Inc. ..................... 5,757,609
4,000 ACADIA Pharmaceuticals Inc. † ........ 65,440
25,000 Achaogen Inc. † (a) ................. 0
36,297 AstraZeneca plc , ADR .............. 1,990,528
24,000 Bausch Health Cos. Inc. † ............ 165,360
64,800 Bristol-Myers Squibb Co. ............ 4,606,632
23,400 Cigna Corp. ..................... 6,492,798
75,000 Elanco Animal Health Inc. † ........... 930,750
38,900 Johnson & Johnson ............... 6,354,704
27,750 Merck & Co. Inc. .................. 2,389,830
300 Odonate Therapeutics Inc. † .......... 450
14,500 Paratek Pharmaceuticals Inc. † ........ 37,265
72,000 Perrigo Co. plc ................... 2,567,520
88,925 Pfizer Inc. ...................... 3,891,358
12,000 Roche Holding AG , ADR ............ 487,440
38,000 Teva Pharmaceutical Industries Ltd. , ADR † 306,660
4,700 Vertex Pharmaceuticals Inc. † ......... 1,360,838
30,000 Viatris Inc. ...................... 255,600
590 Zimvie Inc. † ..................... 5,823
20,200 Zoetis Inc. ...................... 2,995,458
42,635,967
Specialty Chemicals — 0 .6%
16,000 International Flavors & Fragrances Inc. .. 1,453,280
TOTAL COMMON STOCKS ........... 224,646,370
PREFERRED STOCKS — 0.0%
Biotechnology — 0.0%
5,000 XOMA Corp. , Ser. A , 8.625% ......... 121,500
RIGHTS — 0.0%
Biotechnology — 0.0%
6,907 Tobira Therapeutics Inc. , CVR † (a) ...... 0

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Pharmaceuticals — 0.0%
3,500 Ipsen SA/Clementia , CVR † (a) ......... $ 0
TOTAL RIGHTS ................... 0
WARRANTS — 0.0%
Health Care Providers and Services — 0.0%
420 Option Care Health Inc. , Cl. A , expire
07/27/25 † ..................... 1,521
420 Option Care Health Inc. , Cl. B , expire
07/27/25 † ..................... 1,221
2,742
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 8 .6%
$ 21,260,000 U.S. Treasury Bills,
2.627 % to 3.297% †† , 11/17/22 to
12/29/22 ...................... 21,119,611
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 172,586,272 ) ............. $ 245,890,223
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85 .8% $ 210,987,633
Europe .............................. 8 .9 21,924,832
Japan ............................... 4 .9 12,004,940
Asia/Pacific ......................... 0 .4 972,818
Total Investments ................... 100.0% $ 245,890,223